Unique ID	LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
917020560	XXX	XXX		XXX	$XXX	CA	2/XX/2013	1/XX/2013	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						-
917020573	XXX	XXX		XXX	$XXX	CA	9/XX/2013	7/XX/2013	Investment	Refinance Rate/Term		1	A	A	A	A																	1	A	A	A	A							-
917020574	XXX	XXX		XXX	$XXX	CA	3/XX/2014	12/XX/2013	Investment	Refinance Rate/Term		1	A	A	A	A																	1	A	A	A	A							-
917020575	XXX	XXX		XXX	$XXX	CA	1/XX/2014	12/XX/2013	Investment	Purchase		1	A	A	A	A																	1	A	A	A	A							-
917020036	XXX	XXX		XXX	$XXX	CA	8/XX/2012	7/XX/2012	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2012, prior to three (3) business days from transaction date of 08/XX/2012.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
																																												-
917020509	XXX	XXX		XXX	$XXX	CA	7/XX/2013	7/XX/2013	Investment	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
917020469	XXX	XXX		XXX	$XXX	WA	7/XX/2011	3/XX/2011	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.						-
917020050	XXX	XXX		XXX	$XXX	CA	4/XX/2013	1/XX/2013	Second Home	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Inaccurate: Unable to determine if the Discounted Introductory Rate Term matches the Note Rate on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Unable to determine if the Adjusted Rate matches the fully indexed rate on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate: Unable to determine if the Discounted Introductory Rate matches the ARM Adjustment Term on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Unable to determine if the Discounted Introductory Rate adjustment month matches the adjustment date on the loan due to missing information.
																																												-
917020047	XXX	XXX		XXX	$XXX	WA	4/XX/2013	1/XX/2013	Investment	Refinance Rate/Term		1	A	A	A	A																	1	A	A	A	A							-
917020216	XXX	XXX		XXX	$XXX	CA	3/XX/2014	12/XX/2013	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Compliance Determined Application Date: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013.  The source for this date is Initial disclosures.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																												-
917020483	XXX	XXX		XXX	$XXX	CA	10/XX/2012	9/XX/2012	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.
																																												-
917020477	XXX	XXX		XXX	$XXX	CA	10/XX/2012	9/XX/2012	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																												-
917020511	XXX	XXX		XXX	$XXX	CA	8/XX/2013	7/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																												-
917020499	XXX	XXX		XXX	$XXX	CA	5/XX/2013	3/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																												-
917020465	XXX	XXX		XXX	$XXX	WA	3/XX/2011	2/XX/2011	Investment	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
917020107	XXX	XXX		XXX	$XXX	CA	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.						-
917020549	XXX	XXX		XXX	$XXX	CA	4/XX/2012	3/XX/2012	Primary	Refinance UTD		3	D	D	D	D						[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2012 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																																											Yes	TR Indeterminable
917020109	XXX	XXX		XXX	$XXX	CA	8/XX/2011	7/XX/2011	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
																																												-
917020051	XXX	XXX		XXX	$XXX	CA	3/XX/2013	1/XX/2013	Investment	Refinance Rate/Term		1	A	A	A	A																	1	A	A	A	A							-
917020444	XXX	XXX		XXX	$XXX	CA	11/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Appraisal Documentation - Missing Document: Appraisal not provided [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	The only appraisal found in the file was an Exterior Only. A full appraisal is required per guidelines. There is an insurance coverage shortfall in the amount of $XXX. The only appraisal found in the file was an Exterior Only. A full appraisal is required per guidelines.										2	B	B	B	B	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2021). (Final/11/XX/2020)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a variance of $XXX.
SELLER - GENERAL COMMENT (2023/XX/18): Agree. CD figures changed from time of closing/final CD to post closing/CD.
REVIEWER - GENERAL COMMENT (2023/XX/22): SitusAMC received rebuttal that CD figures changed from closing to PCCD.  However, the finance charges were based on the PCCD final for fees.  Calculated finance charge is $XXX but was disclosed at $XXX and was $XXX underdisclosed to borrower.  Fees included in finance charge are SApplication fee $XXX Flood determination $XXX Loan Origination $XXX Prepaid Int $XXX, Tax Service $XXX Title-recording service $XXX Title-Settlemnt $XXX and Employment verification $XXX. Cure period has expired on this exception
																																									GENERAL COMMENT (2023/XX/18): Agree. CD figures changed from time of closing/final CD to post closing/CD.			-
917020529	XXX	XXX		XXX	$XXX	CA	10/XX/2014	9/XX/2014	Primary	Purchase	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2014)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

Federal Compliance - Check Loan Designation Match - QM: Loan Designation determined to be Non QM due to missing income documentation.
Federal Compliance - Sole Proprietorship Income Documentation Test: Balance Sheet missing in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of earlier borrower receipt was not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations is missing in file
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: HUD Settlement Cost Booklet is missing in file.
																																								REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception. REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.				TILA ATR/QM
917020718	XXX	XXX		XXX	$XXX	CA	8/XX/2016	6/XX/2016	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75104)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 provided is not signed or dated by the borrowers.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not provided.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier borrower receipt was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Desk Review Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																																												-
917020091	XXX	XXX		XXX	$XXX	CA	4/XX/2015	3/XX/2015	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 provided is not signed and dated by the borrower.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor requires to provide HUD Settlement Cost Booklet.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow disclosure is required to mitigate this exception.
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Final TIL reflects a monthly taxes and insurance payment of $XXX; calculated monthly taxes and insurance based on the tax cert and HOI policy in the file is $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Final TIL reflects a total monthly payment of $XXX; calculated total monthly payment is $XXX due to the variance in taxes and insurance.
																																												-
917020528	XXX	XXX		XXX	$XXX	CA	9/XX/2014	8/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Asset Documentation - Asset documentation requirements not met. [3] General - Missing Document: Source of Funds/Deposit not provided	Missing Deposit receipt for Gift Funds in the amount of $XXX. Missing Deposit receipt for Gift Funds in the amount of $XXX.	REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception. REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.									2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2014)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: HUD Settlement Cost Booklet was not provided.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Missing Initial escrow account statement.
																																												-
917020562	XXX	XXX		XXX	$XXX	WA	6/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2016, prior to three (3) business days from transaction date of 06/XX/2016.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2016). (Final/06/XX/2016)
																																							Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing signed/dated initial application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Final Closing Disclosure is dated 06/XX/2016 with a Disbursement date of 07/XX/2016. The Closing Disclosure was signed 06/XX/2016. Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = -$XXX.					-
917020132	XXX	XXX		XXX	$XXX	CA	8/XX/2014	6/XX/2014	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] Application / Processing - Missing Document: AUS not provided	AUS used for origination not provided.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014) [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-
917020135	XXX	XXX		XXX	$XXX	CA	9/XX/2014	7/XX/2014	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX	File is missing the approve/eligible AUS Rate Lock missing in file. AUS used at origination not provided. Fraud Report missing in file. Fraud Report missing in file.	REVIEWER - GENERAL COMMENT (2023/XX/26): Missing AUS.									2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file. Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure missing in file.					-
917020140	XXX	XXX		XXX	$XXX	CA	6/XX/2016	5/XX/2016	Investment	Refinance Rate/Term	N/A	2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file. [3] General - Missing Document: 1007 Rent Comparison Schedule not provided	Initial Rate Lock date is not provided.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016) [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.				-
917020133	XXX	XXX		XXX	$XXX	CA	4/XX/2015	3/XX/2015	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] Application / Processing - Missing Document: AUS not provided [3] Credit Documentation - Missing Document: Occupancy Certificate not provided [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA, Address: XXX, CA Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification	AUS missing in file. Occupancy Certificate missing in file. Missing REO (Insurance, Tax and Mortgage Statement) verification document in file.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2015)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Provide evidence that appraisal was given to borrower at least three days prior to closing.					-
917020561	XXX	XXX		XXX	$XXX	CA	6/XX/2015	3/XX/2015	Investment	Refinance Rate/Term	N/A	2	B	B	B	B						[3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: AUS not provided	Missing mortgage statement, tax certificate, HOA verification, and HOI verification for XXX. Zippy findings provided in file.										2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 document is missing.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.				-
917020568	XXX	XXX		XXX	$XXX	CA	12/XX/2014	11/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	3	C	C	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 12/XX/2014 [3] General - Initial Rate Lock rate date is not documented in file. [3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX	File does not contain documentation from lender/seller confirming the condo is warrantable. Information verified. Initial Rate lock missing in file. AUS missing in file. Fraud Report missing in file. Fraud Report document is not available in file.	REVIEWER - GENERAL COMMENT (2023/XX/26): Missing AUS.									3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 11/XX/2014 Changed Circumstance not provided for GFE dated 11/XX/2014 from GFE dated 11/XX/2014
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

Federal Compliance - Check Loan Designation Match - QM: AUS not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock information is not provided in file.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = $XXX. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.
																																												TILA ATR/QM
917020640	XXX	XXX		XXX	$XXX	CA	11/XX/2019	9/XX/2019	Primary	Refinance Cash-out - Other	ATR Fail	3	C	C	C	C						[3] Asset Documentation - Asset documentation requirements not met. [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 69.77643% exceeds Guideline total debt ratio of 43.00000%. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA HOA Verification, Insurance Verification, Lease Agreement, Tax Verification Lease Agreement Lease Agreement Tax Verification	Missing additional month statement, per guidelines, to include a 2-month average for accounts #XXX, #XXX and #XXX. Per final 1003, the income used is interest and dividends of $XXXK + rental income totaling $XXX. per income calculation sheet, the interest income includes 2018 1040s that are not in the file, and an extension is listed in the file for 2018. The rental income is used from Sch. E with the most conservative amount for each REO. Some REOs have rental income listed on Sch. E for less than one year, and a lease agreement is missing for those REOs. Missing for the non-subject REOs.
SELLER - GENERAL COMMENT (2023/XX/18): Concur
REVIEWER - GENERAL COMMENT (2023/XX/21): Missing additional month statement, per guidelines, to include a 2-month average for accounts #XXX, #XXX and #XXX.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/27): Loan was submitted with a Safe Harbor QM designation. Per the Safe Harbor QM requirements, the most recent 2 full months assets statements are required.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear.
REVIEWER - GENERAL COMMENT (2023/XX/03): Lender's calculation of rental income is much higher than what is supported in the loan file. DTI remains high and exceeds the lender's maximum allowed.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): REO income was calculated using Schedule E documentation where applicable per guidelines. Calculated income from REO differs significantly from amounts stated on Final 1003. Income from Interest/dividends was calculated with only 1 years returns, when 2 are required per guidelines. Income calculated for interest/dividends differs significantly than amount used on Final 1003. DTI difference caused by these significant differences. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/07): Received duplicate income worksheets in trailing docs, however the calculations provided do not specify which entity is being used and are not supported by the 2016/2017 returns provided. In addition, the rental calculation worksheet is reflecting much higher rental income than is supported in the file. It appears the lender is using 2018 tax returns, however these are missing. Current leases are required per Safe Harbor guides. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. See RLU-NA 302-1.8.20 that states "Current leases are only required for properties personally held by the Borrowers. If the property is vested in the name of the Borrower's business and the rental income is being run through business tax returns, current leases are not required." Additional clarifcation: Underwriter reviewed both 2017 & 2016 interest/dividend amounts & entered those figures onto the Income Analysis workbook, as 2018 returns were on extension. The Income Analysis workbook has the years titled incorrectly as 2018 & 2017 as UW did not have access to edit those fields (year fields) in the workbook (locked cells that are pre-populated at that time). The UW used the most conservative approach using only 2016 income as there was a large increase into 2017. The increase was not needed for qualifying and therefore further evaluation was not required per XXX guidelines. Using a 24 month average would have resulted in higher income, which would have been a more agressive income approach. Provided Income Analysis Workbook.
REVIEWER - GENERAL COMMENT (2023/XX/27): The max interest/dividends income calculated based on the documentation provided is $XXX/month which is a 1 year calculation. Lender is using a much higher figure. In addition, the lender is using a much higher rental income on the investment properties which is not supported by the 1040's. Loan was submitted as a Safe Harbor QM loan designation. Per Safe Harbor requirements, a 2 year average is to be used for interest/dividend income and current leases are required. In addition, for several of the rentals, the lender is using a much higher rental amount than the Sch E's support. Leases would be required.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear.
SELLER - GENERAL COMMENT (2023/XX/18): Dispute: Leases/taxes/HOA/Ins for 5+ apartments not required. UW used 2016-2017 interest/dividends and real estate income. The workbook is mis-labled as 2018.
REVIEWER - GENERAL COMMENT (2023/XX/21): Per guidelines-Lease agreemenst required for both seasoned and newly-aquired properties.If leases are not available for newly aquired property, the income approach on the appraisal iscompared to the market rental survey provided by the Appraiser. Documentation was not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/07): Received duplicate income worksheets in trailing docs, however the calculations provided do not specify which entity is being used and are not supported by the 2016/2017 returns provided. In addition, the rental calculation worksheet is reflecting much higher rental income than is supported in the file. It appears the lender is using 2018 tax returns, however these are missing. Current leases are required per Safe Harbor guides. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back). Additional clarifcation: Underwriter reviewed both 2017 & 2016 interest/dividend amounts & entered those figures onto the Income Analysis workbook, as 2018 returns were on extension. The Income Analysis workbook has the years titled incorrectly as 2018 & 2017 as UW did not have access to edit those fields (year fields) in the workbook (locked cells that are pre-populated at that time). The UW used the most conservative approach using only 2016 income as there was a large increase into 2017. The increase was not needed for qualifying and therefore further evaluation was not required per XXX guidelines. Using a 24 month average would have resulted in higher income, which would have been a more agressive income approach. Provided Income Analysis Workbook.
REVIEWER - GENERAL COMMENT (2023/XX/27): File is missing the supporting REO documentation for the properties listed above.
																																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 69.77643% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/09/XX/2019)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7542)

Federal Compliance - Check Loan Designation Match - ATR: Restated loan designation at client request to NonQM.
Federal Compliance - General Ability To Repay Provision Income and Assets - REO 25% Method: Missing the lease agreement for this REO to confirm rental income.
Federal Compliance - General Ability To Repay Provision Income and Assets - REO 25% Method: Missing the lease agreement for this REO to confirm rental income.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Based on the loan failing one or more guideline components, the loan is at ATR risk due to DIT issue.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Per final 1003, the income used is interest and dividends of $XXXK + rental income totaling $XXX. per income calculation sheet, the interest income includes 2018 1040s that are not in the file, and an extension is listed in the file for 2018. The rental income is used from Sch. E with the most conservative amount for each REO. Some REOs have rental income listed on Sch. E for less than one year, and a lease agreement is missing for those REOs.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Missing the lease agreement for this REO to confirm rental income.
Federal Compliance - ARM Disclosure Timing Test: Missing the initial disclosure.
Federal Compliance - CHARM Booklet Disclosure Timing: ARM disclosure, which reflects the receipt of the CHARM booklet, is signed at closing. Missing the initial.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Confirmation of the appraisal sent to the borrower not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Confirmation of the appraisal sent to the borrower not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Notary Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower

SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): Per guidelines-Lease agreement required for both seasoned and newly-aquired properties.If leases are not available for newly aquired property, the income approach on the appraisal iscompared to the market rental survey provided by the Appraiser. Documentation was not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/07): Received duplicate income worksheets in trailing docs, however the calculations provided do not specify which entity is being used and are not supported by the 2016/2017 returns provided. In addition, the rental calculation worksheet is reflecting much higher rental income than is supported in the file. It appears the lender is using 2018 tax returns, however these are missing. Current leases are required per Safe Harbor guides. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): The max interest/dividends income calculated based on the documentation provided is $XXX/month which is a 1 year calculation. Lender is using a much higher figure. In addition, the lender is using a much higher rental income on the investment properties which is not supported by the 1040's. Loan was submitted as a Safe Harbor QM loan designation. Per Safe Harbor requirements, a 2 year average is to be used for interest/dividend income and current leases are required. In addition, for several of the rentals, the lender is using a much higher rental amount than the Sch E's support. Leases would be required.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): Per guidelines-Lease agreement required for both seasoned and newly-aquired properties.If leases are not available for newly aquired property, the income approach on the appraisal iscompared to the market rental survey provided by the Appraiser. Documentation was not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/07): Received duplicate income worksheets in trailing docs, however the calculations provided do not specify which entity is being used and are not supported by the 2016/2017 returns provided. In addition, the rental calculation worksheet is reflecting much higher rental income than is supported in the file. It appears the lender is using 2018 tax returns, however these are missing. Current leases are required per Safe Harbor guides. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): The max interest/dividends income calculated based on the documentation provided is $XXX/month which is a 1 year calculation. Lender is using a much higher figure. In addition, the lender is using a much higher rental income on the investment properties which is not supported by the 1040's. Loan was submitted as a Safe Harbor QM loan designation. Per Safe Harbor requirements, a 2 year average is to be used for interest/dividend income and current leases are required. In addition, for several of the rentals, the lender is using a much higher rental amount than the Sch E's support. Leases would be required.
REVIEWER - GENERAL COMMENT (2023/XX/03): Lender's calculation of rental income is much higher than what is supported in the loan file. DTI remains high and exceeds the lender's maximum allowed.
SELLER - GENERAL COMMENT (2023/XX/18): Dispute: same as above: Final DTI per the final 1008 is 34.319% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX.
REVIEWER - GENERAL COMMENT (2023/XX/21): REO income was calculated using Schedule E documentation where applicable per guidelines. Calculated income from REO differs significantly from amounts stated on Final 1003. Income from Interest/dividends was calculated with only 1 years returns, when 2 are required per guidelines. Income calculated for interest/dividends differs significantly than amount used on Final 1003. DTI difference caused by these significant differences. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/07): Received duplicate income worksheets in trailing docs, however the calculations provided do not specify which entity is being used and are not supported by the 2016/2017 returns provided. In addition, the rental calculation worksheet is reflecting much higher rental income than is supported in the file. It appears the lender is using 2018 tax returns, however these are missing. Current leases are required per Safe Harbor guides. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back). Additional clarifcation: Underwriter reviewed both 2017 & 2016 interest/dividend amounts & entered those figures onto the Income Analysis workbook, as 2018 returns were on extension. The Income Analysis workbook has the years titled incorrectly as 2018 & 2017 as UW did not have access to edit those fields (year fields) in the workbook (locked cells that are pre-populated at that time). The UW used the most conservative approach using only 2016 income as there was a large increase into 2017. The increase was not needed for qualifying and therefore further evaluation was not required per XXX guidelines. Using a 24 month average would have resulted in higher income, which would have been a more agressive income approach. Provided Income Analysis Workbook.
REVIEWER - GENERAL COMMENT (2023/XX/27): The max interest/dividends income calculated based on the documentation provided is $XXX/month which is a 1 year calculation. Lender is using a much higher figure. In addition, the lender is using a much higher rental income on the investment properties which is not supported by the 1040's. Loan was submitted as a Safe Harbor QM loan designation. Per Safe Harbor requirements, a 2 year average is to be used for interest/dividend income and current leases are required. In addition, for several of the rentals, the lender is using a much higher rental amount than the Sch E's support. Leases would be required.
BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
REVIEWER - GENERAL COMMENT (2023/XX/13): only document received was email correspondence regarding a payoff request fee, D0557.  exception remains
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear.
SELLER - GENERAL COMMENT (2023/XX/18): Dispute: Leases for 5+ apartments not required. Workbook is mislabeled. UW used 2016-2017 interest/dividends for review with 2017 12 mo. avg for qualifying. Final DTI per the final 1008 is 34.319% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX.
REVIEWER - GENERAL COMMENT (2023/XX/21): REO income was calculated using Schedule E documentation where applicable per guidelines. Calculated income from REO differs significantly from amounts stated on Final 1003. Income from Interest/dividends was calculated with only 1 years returns, when 2 are required per guidelines. Income calculated for interest/dividends differs significantly than amount used on Final 1003. DTI difference caused by these significant differences. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/07): Received duplicate income worksheets in trailing docs, however the calculations provided do not specify which entity is being used and are not supported by the 2016/2017 returns provided. In addition, the rental calculation worksheet is reflecting much higher rental income than is supported in the file. It appears the lender is using 2018 tax returns, however these are missing. Current leases are required per Safe Harbor guides. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with int

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): Dispute: same as above: Final DTI per the final 1008 is 34.319% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): Dispute: No property identified in finding.

GENERAL COMMENT (2023/XX/18): Concur

GENERAL COMMENT (2023/XX/18): Dispute: Leases/taxes/HOA/Ins for 5+ apartments not required. UW used 2016-2017 interest/dividends and real estate income. The workbook is mis-labled as 2018.

GENERAL COMMENT (2023/XX/18): Dispute: No additonal reserves are required when subject is primary residence.

GENERAL COMMENT (2023/XX/18): Dispute: Leases for 5+ apartments not required. Workbook is mislabeled. UW used 2016-2017 interest/dividends for review with 2017 12 mo. avg for qualifying. Final DTI per the final 1008 is 34.319% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back). Additional clarifcation: Underwriter reviewed both 2017 & 2016 interest/dividend amounts & entered those figures onto the Income Analysis workbook, as 2018 returns were on extension. The Income Analysis workbook has the years titled incorrectly as 2018 & 2017 as UW did not have access to edit those fields (year fields) in the workbook (locked cells that are pre-populated at that time). The UW used the most conservative approach using only 2016 income as there was a large increase into 2017. The increase was not needed for qualifying and therefore further evaluation was not required per XXX guidelines. Using a 24 month average would have resulted in higher income, which would have been a more agressive income approach. Provided Income Analysis Workbook.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. See RLU-NA 302-1.8.20 that states "Current leases are only required for properties personally held by the Borrowers. If the property is vested in the name of the Borrower's business and the rental income is being run through business tax returns, current leases are not required." Additional clarifcation: Underwriter reviewed both 2017 & 2016 interest/dividend amounts & entered those figures onto the Income Analysis workbook, as 2018 returns were on extension. The Income Analysis workbook has the years titled incorrectly as 2018 & 2017 as UW did not have access to edit those fields (year fields) in the workbook (locked cells that are pre-populated at that time). The UW used the most conservative approach using only 2016 income as there was a large increase into 2017. The increase was not needed for qualifying and therefore further evaluation was not required per XXX guidelines. Using a 24 month average would have resulted in higher income, which would have been a more agressive income approach. Provided Income Analysis Workbook.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back). Additional clarifcation: Underwriter reviewed both 2017 & 2016 interest/dividend amounts & entered those figures onto the Income Analysis workbook, as 2018 returns were on extension. The Income Analysis workbook has the years titled incorrectly as 2018 & 2017 as UW did not have access to edit those fields (year fields) in the workbook (locked cells that are pre-populated at that time). The UW used the most conservative approach using only 2016 income as there was a large increase into 2017. The increase was not needed for qualifying and therefore further evaluation was not required per XXX guidelines. Using a 24 month average would have resulted in higher income, which would have been a more agressive income approach. Provided Income Analysis Workbook.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. See RLU-NA 302-1.8.20 that states "Current leases are only required for properties personally held by the Borrowers. If the property is vested in the name of the Borrower's business and the rental income is being run through business tax returns, current leases are not required." Additional clarifcation: Underwriter reviewed both 2017 & 2016 interest/dividend amounts & entered those figures onto the Income Analysis workbook, as 2018 returns were on extension. The Income Analysis workbook has the years titled incorrectly as 2018 & 2017 as UW did not have access to edit those fields (year fields) in the workbook (locked cells that are pre-populated at that time). The UW used the most conservative approach using only 2016 income as there was a large increase into 2017. The increase was not needed for qualifying and therefore further evaluation was not required per XXX guidelines. Using a 24 month average would have resulted in higher income, which would have been a more agressive income approach. Provided Income Analysis Workbook.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back). Additional clarifcation: Underwriter reviewed both 2017 & 2016 interest/dividend amounts & entered those figures onto the Income Analysis workbook, as 2018 returns were on extension. The Income Analysis workbook has the years titled incorrectly as 2018 & 2017 as UW did not have access to edit those fields (year fields) in the workbook (locked cells that are pre-populated at that time). The UW used the most conservative approach using only 2016 income as there was a large increase into 2017. The increase was not needed for qualifying and therefore further evaluation was not required per XXX guidelines. Using a 24 month average would have resulted in higher income, which would have been a more agressive income approach. Provided Income Analysis Workbook.

GENERAL COMMENT (2023/XX/25): Disagree. Subject is an owner occupied refinance where borrower has 17 years history in the property as a primary residence. Please review RLU-NA guidelines that show no additional reserves are required: section Minimum Reserve Requirements 303-1.5.1 states all primary residences have no additional reserve requirement outside of the standard requirement. RLU-NA guideline section 303-1.5.1 states addtiional reserves may be required when there are additional financed properties but only when subject transaction is a second homes or investment properties.  RLU-NA Multiple Financed Properties 202.3.1 states there is no limit on the number of financed properties when the subject property is owner occupied. Provided loan application showing subject property is owner occupied.
																																												TILA ATR/QM
917020763	XXX	XXX		XXX	$XXX	CA	5/XX/2017	4/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	2	B	B	B	B						[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	The note used for closing is not on a FNMA/FHLMC form.										2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)	Federal Compliance - CHARM Booklet Disclosure Timing: Provide evidence the Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was provided to the borrower within three (3) days of application. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consumption					-
917020168	XXX	XXX		XXX	$XXX	CA	11/XX/2018	10/XX/2018	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX								[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2018	Enter as per Appraisal / Valuation document.		2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2018)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 11/XX/2018 are underdisclosed. (Final/11/XX/2018)
																																							Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure does not disclose a document date or received date. Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Missing Initial Escrow Account Disclosure provided to Borrower.					-
917020199	XXX	XXX		XXX	$XXX	CA	8/XX/2019	6/XX/2019	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2019). (Final/08/XX/2019)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of $XXX. Compliance report not provided to verify fees included in finance charge.					-
917020602	XXX	XXX		XXX	$XXX	CA	3/XX/2019	2/XX/2019	Primary	Purchase	Safe Harbor QM	3	D	D	D	D
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
																																	3	D	D	D	D
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2019)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2019)

Federal Compliance - ARM Disclosure Timing Test: Missing date disclosure was provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.
																																											Yes	TR Note Deficiency
917020534	XXX	XXX		XXX	$XXX	CA	5/XX/2015	4/XX/2015	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2015)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 05/XX/2015 Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 04/XX/2015
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return end date XX/XX/XXXX, Tax Return Due Date 03/XX/2015. (XXX XXX./S-Corp)
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
																																							Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan was re designated to non qm Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure to Borrower is within 3 business days of the application. Federal Compliance - Self-Employed Tax Return Recency - ATR: 2014 Tax Returns or proof of extension and balance sheet needed for XXX.					-
917020737	XXX	XXX		XXX	$XXX	CA	10/XX/2016	8/XX/2016	Investment	Purchase	N/A	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 11.25 is less than Guideline PITIA months reserves of 12.00.	E-sign Consent Agreement is missing Guidelines require 12 months reserves on investment properties.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/20/2016)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.					-
917020587	XXX	XXX		XXX	$XXX	CA	8/XX/2018	7/XX/2018	Investment	Purchase	N/A	1	A	A	A	A
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 57.33396% exceeds Guideline total debt ratio of 43.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 30.48 is less than Guideline PITIA months reserves of 36.00.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Guideline Issue - The number of financed properties exceeds guidelines.
																							The lender DTI did not include the PITIA for the primary residence, the resulting DTI ratio is 57.33%, which exceeds the maximum allowed of 43%. The borrower has 4 other financed properties that require 6 mo PITIA for each property in addition to the 12 months PITIA for the subject investment property. The borrower has insufficient assets verified. There is a coverage shortfall of $XXX. The guidelines allow up to four financed properties, regardless of occupancy, including the subject property. The borrower has a total of five financed properties when the subject property is included.										1	A	A	A	A							-
917020723	XXX	XXX		XXX	$XXX	CA	8/XX/2016	6/XX/2016	Primary	Purchase	Non QM	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 89.52381% exceeds Guideline combined loan to value percentage of 85.00000%.	E-Sign Consent Agreement is missing from the loan file.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX XXX/S-Corp)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - Check Loan Designation Match - QM: QM failure is due to tax returns missing borrowers signatures.
Federal Compliance - S-Corp Income Documentation Test: Business and personal tax returns were not signed or dated by borrower.
Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: The NMLS data base indicates the LO Company Original License Issue Date is 01/XX/2017 which was after the date of the subject transaction.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added to the 7/XX/18 Loan Estimate. The file does not contain a valid Change of Circumstance for this fee and a cure was not provided at closing.
																																								REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				TILA ATR/QM
917020240	XXX	XXX		XXX	$XXX	CA	1/XX/2016	11/XX/2015	Primary	Purchase	Non QM	3	C	C	C	C						[3] Document Error - Simultaneous Financing reflected on the CD, however supporting documentation was not found in file.: Date Issued: 01/XX/2016	File is missing the note and closing statement for the 2nd mortgage.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015)

Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to missing income documentation and current leases.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Current lease agreement is missing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Current lease agreement is missing.
Federal Compliance - CHARM Booklet Disclosure Status: Required CHARM booklet Disclosure document which is missing from the file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal is missing.

SELLER - GENERAL COMMENT (2023/XX/18): Have CPA verification of rental properties and verification of business with Business Search and required income documents
REVIEWER - GENERAL COMMENT (2023/XX/21): Need a YTD Balance Sheet for the borrower's business.
REVIEWER - GENERAL COMMENT (2023/XX/06): EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
SELLER - GENERAL COMMENT (2023/XX/18): No Lease agrement provided, 2 years tax retuns in file.
REVIEWER - GENERAL COMMENT (2023/XX/21): Need a YTD Balance Sheet for the borrower's business.
SELLER - GENERAL COMMENT (2023/XX/18): No lease agreement provided but did provide 2 years tax returns verifying property and rental income received
REVIEWER - GENERAL COMMENT (2023/XX/21): Need a YTD Balance Sheet for the borrower's business.

GENERAL COMMENT (2023/XX/18): No lease agreement provided but did provide 2 years tax returns verifying property and rental income received

GENERAL COMMENT (2023/XX/18): No Lease agrement provided, 2 years tax retuns in file.

GENERAL COMMENT (2023/XX/18): Have CPA verification of rental properties and verification of business with Business Search and required income documents

GENERAL COMMENT (2023/XX/18): Balance sheet provdied in file and business search or the business has been provided in the file

GENERAL COMMENT (2023/XX/05): Agree; UTL more-recent Balance Sheet.
																																												TILA ATR/QM
917020708	XXX	XXX		XXX	$XXX	CA	8/XX/2016	5/XX/2016	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2016 are underdisclosed. (Final/08/XX/2016)

Federal Compliance - Check Loan Designation Match - QM: Failure due to missing income documentation
Federal Compliance - Partnership Income Documentation Test: File is missing a signed/dated year to date balance sheet for the most recent quarter
Federal Compliance - S-Corp Income Documentation Test: File is missing the 2014 K1 for this entity
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
																																												TILA ATR/QM
917020372	XXX	XXX		XXX	$XXX	CA	8/XX/2017	6/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 2.89 is less than Guideline PITIA months reserves of 9.00.											2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.						-
917020433	XXX	XXX		XXX	$XXX	WA	7/XX/2018	6/XX/2018	Primary	Purchase	Safe Harbor QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Federal LO Compensation Dual Compensation Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

Federal Compliance - Federal LO Compensation Dual Compensation Dodd Frank Test: Federal LO compensation Dual compensation
Federal Compliance - ARM Disclosure Timing Test: Provide evidence that Borrower was provided the ARM Loan Program Disclosure within three day of application date.
Federal Compliance - CHARM Booklet Disclosure Timing: Provide evidence that Borrower was provided the Consumer Handbook on Adjustable Rate Mortgages within three day of application date.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Provide evidence that Borrower was provided the Initial Escrow Account Disclosure at closing.

REVIEWER - GENERAL COMMENT (2023/XX/03): Closing Disclosure's in file show Broker Credit Report paid to Broker. There is no invoice in file showing this payment by the borrower was actually to a third party. Condition remains.
																																												TILA SOL Not Expired
917020450	XXX	XXX		XXX	$XXX	CA	12/XX/2020	11/XX/2020	Investment	Purchase	N/A	2	B	B	B	B						[2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 12/XX/2020	Index type is captured as per note document and Agency salable is selected as NO.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2020)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.					-
917020310	XXX	XXX		XXX	$XXX	CA	11/XX/2016	9/XX/2016	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 44.71552% exceeds Guideline total debt ratio of 43.00000%.	Hazard Insurance Coverage Amount is insufficient by $XXX. File does not contain an insurer's Replacement Cost Estimator for further review. Calculated investor qualifying total debt ratio of 44.71552% exceeds Guideline total debt ratio of 43.00000%.	REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear REVIEWER - WAIVED COMMENT (2023/XX/14): Comp factors used to waive exception									2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.71552% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2016)
																																							Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: loan was restated to Non qm Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Loan was re designated to non qm and qual method update changes the DTI to exceed the guidelines. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The earliest dated Closing Disclosure in he file is dated 11/XX/16 which was not at least three (3) business days prior to closing.	REVIEWER - WAIVED COMMENT (2023/XX/14): Comp factors used to waive exception		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-
917020832	XXX	XXX		XXX	$XXX	OR	4/XX/2018	3/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet not in file.					-
917020302	XXX	XXX		XXX	$XXX	CA	12/XX/2016	9/XX/2016	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.69 is less than Guideline PITIA months reserves of 9.00.											2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2016) [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.						-
917020598	XXX	XXX		XXX	$XXX	CA	1/XX/2019	12/XX/2018	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A						[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2017), 1120 (2017), K-1 (2017), Third Party Verification, W-2 (2017) [3] Income Documentation - Income documentation requirements not met. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Income Document Missing on file Replacement Cost Estimator Required.										1	A	A	A	A							-
917020854	XXX	XXX		XXX	$XXX	CA	8/XX/2020	7/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2020)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal Report is not provided to borrower three (3) business days prior to consummation.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Disclosure: Missing in file Initial Escrow Account Statement Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the transfer tax fee disclosed on the loan estimate at XXX, however, it is indicated on the final closing disclosure in the amount of $XXX.  There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
																																												-
917020094	XXX	XXX		XXX	$XXX	CA	5/XX/2015	4/XX/2015	Primary	Purchase	Non QM	3	C	C	C	C						[3] Asset Eligibility - Asset Verification Level is less than 4.: Borrower: XXX, Borrower: XXX Asset Verification Level: Level 2-Stated/Not Verified Asset Verification Level: Level 2-Stated/Not Verified [3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet	Unable to source escrow deposit funds.	REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.									3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent)
[3] Federal Compliance - K-1 Justification: Qualified Mortgage (Dodd-Frank 2014): K-1 (Less than 25% Ownership) income earned for less than two (2) years is not allowed. (XXX XXX/Schedule K-1 less than 25 Percent)
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12401829)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2015)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2015 Changed Circumstance not provided for GFE dated 04/XX/2015 from GFE dated 04/XX/2015
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

Federal Compliance - Check Loan Designation Match - QM: Insufficient income documentation provided.
Federal Compliance - K-1 Documentation: File is missing a year to date signed/dated Balance sheet and third party verification dated within 21 days of Note date verifying dates of operation, good standing and active at closing for the primary borrower. Complete 2 year employment history for the CB and a third party verification of employment for CBs current employment are missing from the file.
Federal Compliance - K-1 Justification: File is missing a year to date signed/dated Balance sheet and third party verification dated within 21 days of Note date verifying dates of operation, good standing and active at closing for the primary borrower. Complete 2 year employment history for the CB and a third party verification of employment for CBs current employment are missing from the file.
Federal Compliance - QM Employment History: Less than two years employment verified for XXX.
Federal Compliance - S-Corp Income Documentation Test: File is missing a year to date signed/dated Balance sheet and third party verification dated within 21 days of Note date verifying dates of operation, good standing and active at closing for the primary borrower. Complete 2 year employment history for the CB and a third party verification of employment for CBs current employment are missing from the file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence the borrower received the appraisal at least 3 business days prior to the closing date
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: File is missing evidence the borrower received the Servicing Disclosure at least 3 business days of application date.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: File is missing evidence the borrower received the Initial TIL within 3 business days of application date.

REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
																																												TILA ATR/QM
917020165	XXX	XXX		XXX	$XXX	CA	12/XX/2018	9/XX/2018	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Farming Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Farming Income). (XXX XXX/Schedule F)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2019). (Final/12/XX/2018)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2018)

Federal Compliance - Check Loan Designation Match - QM: The file is missing income documents, causing the loan to waterfall through the QM Testing.
Federal Compliance - Farming Income Documentation Test: The file is missing signed and dated 1040 for year 2016 & 2017 and Third party verification for business, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The lease agreement, required for a QM loan, is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - Sole Proprietorship Income Documentation Test: The file is missing signed and dated 1040 for year 2016 & 2017, causing the loan to waterfall through the QM Testing.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. A post closing disclosure was provided on 1/XX/19 and the number of payments calculated correctly, however, the finance charge stated amount is less than the Final CD dated 12/XX/18.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

REVIEWER - GENERAL COMMENT (2023/XX/01): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
SELLER - GENERAL COMMENT (2023/XX/18): Unable to find an issue to change status from QM to non-QM
REVIEWER - GENERAL COMMENT (2023/XX/22): Missing signed and dated 2016 & 2017 personal tax returns. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): Unable to locate signed 1040's, however IRS tax transcripts are in file which validate 1040 figures in lieu of signnatures which for some time was acceptable via guidelines as it confirms the returns provided are true and correct.  Schedule F entity was used with loss and liabilities only, no income was considered.  The total loss less depreciation expense with no consideration of the income was used as a loss against income.  Verification of the business which appears to be a hobby venture, would not change this calculation or affect QM qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/22): Missing signed and dated 2016 & 2017 personal tax returns. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): Lease agreement is in file under label (Lease Agreement (Rent_Lease_Agrment|Lease Agrmts for Subject Property))  Lease is the extension from the original Triple Net lease fom 3/XX/2008 that confirms an extension of 5 years from 11/XX/2018 through 10/XX/2023 with an increase to $XXX per acre for the 200 acre property which supports the income reported on the 1040's which is half the ranch income with the other half going to the Trust.  Documents attached.
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): California DRE license in file for XXX as Broker with issue date of 9/XX/85 and good through 9/XX/19.  Documents attached.
REVIEWER - GENERAL COMMENT (2023/XX/22): Missing signed and dated 2016 & 2017 personal tax returns. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.
BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
REVIEWER - GENERAL COMMENT (2023/XX/13): Missing most recent two years signed and dated personal tax returns.
REVIEWER - GENERAL COMMENT (2023/XX/01): The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.
REVIEWER - GENERAL COMMENT (2023/XX/01): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2019). (Final/12/XX/2018)

GENERAL COMMENT (2023/XX/18): Unable to find an issue to change status from QM to non-QM

GENERAL COMMENT (2023/XX/18): California DRE license in file for XXX as Broker with issue date of 9/XX/85 and good through 9/XX/19.  Documents attached.

GENERAL COMMENT (2023/XX/18): Lease agreement is in file under label (Lease Agreement (Rent_Lease_Agrment|Lease Agrmts for Subject Property))  Lease is the extension from the original Triple Net lease fom 3/XX/2008 that confirms an extension of 5 years from 11/XX/2018 through 10/XX/2023 with an increase to $XXX per acre for the 200 acre property which supports the income reported on the 1040's which is half the ranch income with the other half going to the Trust.  Documents attached.

GENERAL COMMENT (2023/XX/18): Unable to locate signed 1040's, however IRS tax transcripts are in file which validate 1040 figures in lieu of signnatures which for some time was acceptable via guidelines as it confirms the returns provided are true and correct.  Schedule F entity was used with loss and liabilities only, no income was considered.  The total loss less depreciation expense with no consideration of the income was used as a loss against income.  Verification of the business which appears to be a hobby venture, would not change this calculation or affect QM qualifying.
																																												TILA ATR/QM
917020814	XXX	XXX		XXX	$XXX	CA	12/XX/2017	10/XX/2017	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C						[3] Income Documentation - Income Docs Missing:: Borrower: XXX Award Letter / Continuance Letter [3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Tax Verification	Award Letter / Continuance Letter missing for XXX account ending # XXX. Tax verification is not provided for REO property XXX, AZ.
SELLER - GENERAL COMMENT (2023/XX/18): Award letter not required. Current statement supports 151 months of continuance.
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): agree. However, per the u/w workbook, the u/w did validate that the taxes for the property at XXX is $XXX/year
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/IRA Distribution)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/12/XX/2017)

Federal Compliance - Check Loan Designation Match - QM: Due to missing income documents, loan has defaulted to ATR fail.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Loan file is missing third party verification of the partnership.
Federal Compliance - Retirement Documentation: Award letter is required and missing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated 1003 is missing.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final CD, page 4, did not did not have one of the two boxes checked to indicate why there would be no escrow account.

SELLER - GENERAL COMMENT (2023/XX/18): all required documentation is in the loan file for the file to meet ATR requirements.
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): P&L/BS in file for Murata Properties is dated 10/XX/2017, which is within 120 days of closing. Per guidelines, P&Ls/BS do not need to be audited or from a CPA.
REVIEWER - GENERAL COMMENT (2023/XX/22): Missing the third party verification of existence of self employment. and that it is currently active. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): IRA income may be calculated using tax returns and/or 1099s and current statements to support 3 years continuance.
REVIEWER - GENERAL COMMENT (2023/XX/22): Missing Award letter. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with Award Letter error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/25): Provide missing Awards Letter. Exception remains.

GENERAL COMMENT (2023/XX/18): agree. However, per the u/w workbook, the u/w did validate that the taxes for the property at XXX is $XXX/year

GENERAL COMMENT (2023/XX/18): P&L/BS in file for Murata Properties is dated 10/XX/2017, which is within 120 days of closing. Per guidelines, P&Ls/BS do not need to be audited or from a CPA.

GENERAL COMMENT (2023/XX/18): all required documentation is in the loan file for the file to meet ATR requirements.

GENERAL COMMENT (2023/XX/18): IRA income may be calculated using tax returns and/or 1099s and current statements to support 3 years continuance.

GENERAL COMMENT (2023/XX/18): Award letter not required. Current statement supports 151 months of continuance.

GENERAL COMMENT (2023/XX/18): SMART print screen is in the file. This is acceptable in lieu of two montha bank statements and supports the balance is in line with the 3 month average balance.

GENERAL COMMENT (2023/XX/05): Uploaded SMART Screen; Asset Workbook

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Agree with Award Letter error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																												TILA ATR/QM
917020303	XXX	XXX		XXX	$XXX	CA	11/XX/2016	9/XX/2016	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/XX/2016,  Most Recent Tax Return end date XX/XX/XXXX, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
																																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations acknowledgment date is more than 3 days from application date.					-
917020808	XXX	XXX		XXX	$XXX	CA	11/XX/2017	10/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2017											2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.					-
917020419	XXX	XXX		XXX	$XXX	CA	3/XX/2018	1/XX/2018	Investment	Refinance Rate/Term	N/A	2	B	B	B	B
[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2018
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 53.84392% exceeds Guideline total debt ratio of 43.00000%.
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
[3] Income Documentation - REO Documents are missing.: Address: XXX, TX Insurance Verification
																							File does not contain documentation from lender/seller confirming the condo is warrantable Calculated investor qualifying total debt ratio of 53.90067% exceeds Guideline total debt ratio of 43.00000%. Fraud Report is missing Fraud report is missing Insurance verification is missing.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-
917020308	XXX	XXX		XXX	$XXX	CA	11/XX/2016	10/XX/2016	Primary	Purchase	ATR Risk	3	C	C	C	C						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2016 [3] Income Documentation - Income documentation requirements not met.	File is missing a third party verification verifying Borrower's dates of operation and that business is currently active.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.60229% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.60229%).
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016)
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12402224)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2016)

Federal Compliance - Check Loan Designation Match - QM: Third party verification of employment dates not provided.  Credit report not provided.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Failure due to missing income docs.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Failure due to missing third party verification for the borrower's business verifying dates of operation and that business was operational at closing.
Federal Compliance - QM Points and Fees: Undiscounted rate and price not provided for testing.
Federal Compliance - Sole Proprietorship Income Documentation Test: Third party verification of employment dates not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Individual Loan Originator not NMLS licensed or registered at time of application.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Third party verification of employment dates not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail due to missing Credit Report and missing Third-Party Verification of Self-Employment. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/06): EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/26): Internet search validating Borrower’s self-employment dated 11/XX/2016 provided. Provide missing Third-Party Verification of Self-Employment. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Provided income docs.
REVIEWER - GENERAL COMMENT (2023/XX/26): ATR Fail due to missing Third-Party Verification of Self-Employment. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): VOE for XXX in file confirming employment dates, uploaded 4-XX at 7:59 pm. Internet search of XXX's SE business in file confirming existence of business but verif of dates not found
REVIEWER - GENERAL COMMENT (2023/XX/22): Internet search validating Borrower’s self-employment dated 11/XX/2016 provided. Provide missing Third-Party Verification of Self-Employment. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/22): Internet search validating Borrower’s self-employment dated 11/XX/2016 provided. Provide missing Third-Party Verification of Self-Employment. Exception remains.

GENERAL COMMENT (2023/XX/18): VOE for XXX in file confirming employment dates, uploaded 4-XX at 7:59 pm. Internet search of XXX's SE business in file confirming existence of business but verif of dates not found

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Provided income docs.
																																												TILA ATR/QM
917020747	XXX	XXX		XXX	$XXX	CA	12/XX/2016	11/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.
[3] Income Documentation - Income Docs Missing:: Borrower: XXX Paystubs
[3] General - Missing Document: HUD/CD (Asset) not provided

Loan file was missing the final Closing Disclosure for the sale of the departing residence. Due to the missing documentation, no credit was given for the proceeds leaving the borrowers short to close/cover reserves.
E-Sign Consent Document is not available in the file.
Post Disaster Inspection Document is missing in file.
Loan file was missing the final Closing Disclosure for the sale of the departing residence. Due to the missing documentation, no credit was given for the proceeds leaving the borrowers short to close/cover reserves.
Paystubs not available in the File.
Fully executed settlement statement or CD is missing from file to verify qualifying assets for sale of departure residence.
																								BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property REVIEWER - RE-GRADED COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage REVIEWER - GENERAL COMMENT (2023/XX/14): BPO provided prior to disaster end date does not reflect damage									2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Lender's 1003 document is not available in file.	REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003. REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
917020745	XXX	XXX		XXX	$XXX	CA	12/XX/2016	9/XX/2016	Investment	Purchase	N/A	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 70.00000% exceeds Guideline combined loan to value percentage of 65.00000%. [3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	Per the guidelines, max LTV/CLTV for investment up to $XXX is 65/65. Per the guidelines, max LTV/CLTV for investment up to $XXX is 65/65.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.					-
917020757	XXX	XXX		XXX	$XXX	CA	3/XX/2017	2/XX/2017	Primary	Purchase	ATR Fail	3	C	C	C	C						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Post Disaster Inspection report not provided after Disaster end date XX/XX/XXXX.	BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property REVIEWER - GENERAL COMMENT (2023/XX/01): BPO inspector could not access property to determine condition. Finding remains open.									3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2164348)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/XX/2017)

Federal Compliance - Check Loan Designation Match - ATR: Waterfall exception due to missing third party verification of self-employment for Borrower's third source of self-employment income (XXX)
Federal Compliance - General Ability To Repay Provision Employment - S-Corp Test: Guidelines require third party verification of self-employment, dated within 21 days of the Note date.  File is missing this required third party verification of the borrower's third source of self-employment income (XXX).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence the initial CD was received by the borrower at least 3 business days prior to closing, as it is not signed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance exceeded.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: Per the final CD, the estimated escrow payment is $XXX per month; however, per the HOI policy and property tax information provided in the file, the estimated escrow payment should be $XXX per month.

SELLER - GENERAL COMMENT (2023/XX/18): same as above. Concur: Secy of State search 2/XX/17 for XXX was performed but according to UW notes on 3/XX/17 1008, that business was sold 9/2016 and XXX was purchased. No secy of state was performed on XXX.
REVIEWER - GENERAL COMMENT (2023/XX/22): No additional documentation provided.  Exception stands.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Concur: Secy of State search 2/XX/17 for XXX was performed but according to UW notes on 3/XX/17 1008, that business was sold 9/2016 and XXX was purchased. No secy of state was performed on XXX.
REVIEWER - GENERAL COMMENT (2023/XX/22): No additional documentation provided.  Exception stands.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - CURED COMMENT (2023/XX/27): Sufficient Cure Provided At Closing

GENERAL COMMENT (2023/XX/18): Concur: Secy of State search 2/XX/17 for XXX was performed but according to UW notes on 3/XX/17 1008, that business was sold 9/2016 and XXX was purchased. No secy of state was performed on XXX.

GENERAL COMMENT (2023/XX/18): same as above. Concur: Secy of State search 2/XX/17 for XXX was performed but according to UW notes on 3/XX/17 1008, that business was sold 9/2016 and XXX was purchased. No secy of state was performed on XXX.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
																																												TILA ATR/QM
917020702	XXX	XXX		XXX	$XXX	CA	5/XX/2016	3/XX/2016	Investment	Refinance Rate/Term	N/A	1	A	A	A	A
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA Insurance Verification
Statement
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2007

File is missing sufficient asset documentation confirming borrowers have sufficient assets totaling $XXX.  It appears borrowers refinanced the XXX property simultaneous to the subject transaction for the remaining funds; however, the file did not contain a final Closing Disclosure/Closing Statement for that transaction to confirm the funds received.
The file was missing a Post Disaster Property Inspection Report.
File was missing a fraud report for both borrowers.
Lender to provide fraud report for borrower and co-borrower.
Lender to provide insurance verification for primary XXX and mortgage statement for investment property XXX.
File is missing a verbal verification of employment for borrower's employment dated within 10 business days of closing date.
																								BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property REVIEWER - GENERAL COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage. REVIEWER - RE-GRADED COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
917020331	XXX	XXX		XXX	$XXX	WA	1/XX/2017	12/XX/2016	Investment	Purchase	N/A	2	B	B	B	B
[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.
[3] Income Documentation - Income Docs Missing:: Borrower: XXX Third Party Verification
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2009

Assets from the refinance of the XXX property were not allowable for the Subject transaction causing the loan to fail the required assets for closing and reserves.
Assets from the refinance of the XXX property were not allowable for the Subject transaction causing the loan to fail the required assets for closing and reserves.
Assets from the refinance of the XXX property were not allowable for the Subject transaction causing the loan to fail the required assets for closing and reserves.
For self-employed borrowers, the existence of the business must be independently verified by two (2) years of business licenses or a CPA letter through disinterested third party within 10 business days of closing.  The loan file should reflect documentation secured from these sources.  Sources may include: CPA, regulatory agency or applicable licensing bureau.
Third party verification within 10 business days prior to the Note date for both borrowers was not provided in the loan file.
This file was missing a copy of VVOE.  Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.
																																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation					-
917020653	XXX	XXX		XXX	$XXX	CA	3/XX/2015	1/XX/2015	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property REVIEWER - GENERAL COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage. REVIEWER - RE-GRADED COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.									2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																							Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Loan Originator information not found on NMLS site. Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011): Maximum First Five Years date 3/XX/2015 does not match the first regular periodic payment will be due.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Property inspected post disaster but pre-FEMA declaration of disaster end date.		-
917020685	XXX	XXX		XXX	$XXX	CA	3/XX/2016	2/XX/2016	Primary	Purchase	Non QM	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - REO Documents are missing.: Address: XXX, MD Insurance Verification	Per lender guides regarding Employment offers or contracts, The new employment must begin no later than the date the first payment is due. The borrower's employment does not begin until 06/XX/2016 and the first payment due date is 05/XX/2016 which is non compliant. Insurance verification document is not present.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Projected Income - New Employment: Qualified Mortgage (Dodd-Frank 2014): Use of Projected income (New Employment) requirement not met. (XXX XXX/Projected Income)
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12402232)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 03/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/XX/2016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to use of Projected Income for Borrower.
Federal Compliance - Projected Income - New Employment: Per lender guides regarding Employment offers or contracts, The new employment must begin no later than the date the first payment is due. The borrower's employment does not begin until 06/XX/2016 and the first payment due date is 05/XX/2016 which is non compliant.
Federal Compliance - QM Employment History: Employment history requirement not met as Borrower has Projected Income. A complete 2 year employment history is missing.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller CD is missing in file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. File did not contain a valid Change of Circumstance for the increase and no cure was provided to the borrower
																																								REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				TILA ATR/QM
917020427	XXX	XXX		XXX	$XXX	CA	8/XX/2018	5/XX/2018	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C
[3] Asset Eligibility - Asset Verification Level is less than 4.: Borrower: XXX Asset Verification Level: Level 1-Not Stated/Not Verified
[3] Income Documentation - Income documentation requirements not met.
[3] Credit Documentation - Missing Document: Occupancy Certificate not provided
[3] Application / Processing - Missing Document: Tax Certificate not provided
[3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.: Cash to Borrower:  ; Total Cash Out:    $XXX;  Refi Purpose:  Rate/Term
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2011
																							Verbal Verification of Employment for XXX is missing and REO properties documents are missing. Occupancy Certificate is missing in the file. Tax Certificate for subject property is missing. File is missing the title commitment. It is unknown if the 2nd lien meets lender guidelines for rate/term refinance. Verbal Verification of Employment for XXX is missing in the file.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																														[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2018	Appraisal was made "subject" to and 442 is not provided.		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2018)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2018 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/08/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - Check Loan Designation Match - ATR: Verbal Verification of Employment for XXX is missing and REO properties documents are missing.
Federal Compliance - General Ability To Repay Provision Employment - W-2: Verbal Verification of Employment for XXX is missing.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Verbal Verification of Employment for XXX is missing and REO properties documents are missing.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Verbal Verification of Employment for XXX is missing and REO properties documents are missing.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is missing in the file.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial fully executed application is missing.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Cd reflects a maximum payment amount of $XXX at 157 months, however the calculated months is 145 months.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Second Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.

SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Although VVOE for XXX is missing, loan meets ATR as the file includes 3 years W2's (2015-2017) and paystubs supporting income use to qualify.
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with VOE error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
REVIEWER - GENERAL COMMENT (2023/XX/13): Reviewed trailing docs and vvoe for employment of borrower #1 as well as documents for the REO properties were not provided.  Finding remains open.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): Although VVOE for XXX is missing, loan meets ATR as the file includes 3 years W2's (2015-2017) and paystubs supporting income use to qualify.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with VOE error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																												TILA ATR/QM
917020407	XXX	XXX		XXX	$XXX	CA	12/XX/2017	9/XX/2017	Second Home	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	E-Sign Consent Agreement is missing from the file. Hazard Insurance Coverage Amount is insufficient. Extended coverage is insufficient.										2	B	B	B	B
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0)
																																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three business days of application. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Excess cure was provided to the borrower.	REVIEWER - CURED COMMENT (2023/XX/24): Sufficient Cure Provided within 60 Days of Closing				-
917020328	XXX	XXX		XXX	$XXX	CA	12/XX/2016	11/XX/2016	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 12/XX/2016	E-sign Consent Agreement is missing. Appraisal does not contain documentation from lender/seller confirming the condo is warrantable.										2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status: Charm booklet is missing.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
917020361	XXX	XXX		XXX	$XXX	CA	6/XX/2017	5/XX/2017	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C						[3] Income Documentation - Income Docs Missing:: Borrower: XXX Third Party Verification [3] Income Documentation - The verification of employment does not meet the guideline requirements.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2005	Missing Third party verification of employment dated within 21 days of note date, and signed and dated tax returns for 2015 and 2014. Missing Third party verification of employment and signed and dated tax returns for 2015 and 2014.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender unable to clear condition. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender unable to clear condition. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/05): Agree; UTL S/E Verif or proof that 1040s were e-filed. Comment log indicates these were addressed but no doc exists to verify.
REVIEWER - GENERAL COMMENT (2023/XX/07): Lender is unable to locate the required documentation. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)

Federal Compliance - Check Loan Designation Match - ATR: The file is missing income documents, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Third party verification of employment is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: The file is missing the most recent tax transcripts and/or signed, dated 1040 returns, causing the loan to waterfall through the QM Testing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation

REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender unable to clear condition. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender unable to clear condition. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
BUYER - GENERAL COMMENT (2023/XX/12): ATR Related
REVIEWER - GENERAL COMMENT (2023/XX/13): Reviewed all trailing documents. The signed/dated tax returns and third party verification for the borrower's self employment business dated within the guideline timeframe remain missing from the file.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): 2014/2015 e-signed 1040s in file (8879). 2016 1040s on extension (forms 4868 in file. 3rd party verification on business missing from file.
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender unable to clear condition. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/05): Agree; UTL S/E Verif or proof that 1040s were e-filed. Comment log indicates these were addressed but no doc exists to verify.
REVIEWER - GENERAL COMMENT (2023/XX/07): Lender is unable to locate the required documentation. Condition remains.

GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.

GENERAL COMMENT (2023/XX/18): 2014/2015 e-signed 1040s in file (8879). 2016 1040s on extension (forms 4868 in file. 3rd party verification on business missing from file.

GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.

GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.

GENERAL COMMENT (2023/XX/18): 3rd party verification of schedule C business not in file.

GENERAL COMMENT (2023/XX/05): Agree; UTL S/E Verif or proof that 1040s were e-filed. Comment log indicates these were addressed but no doc exists to verify.

GENERAL COMMENT (2023/XX/05): Agree; UTL S/E Verif or proof that 1040s were e-filed. Comment log indicates these were addressed but no doc exists to verify.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																												TILA ATR/QM
917020185	XXX	XXX		XXX	$XXX	CA	4/XX/2019	4/XX/2019	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Flood cert missing Fraud report missing Fraud report missing										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2019 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial application provided in the file is not signed or dated by the borrower. Additional documentation verifying the application date was not provided.
Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2019 which is 0 months prior to consummation. A lookback was performed to determine this application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure provided does not have the required list of agencies.
																																								REVIEWER - GENERAL COMMENT (2023/XX/13): Received duplicate applications, however the initial application are not fully executed. Condition remains.				-
917020394	XXX	XXX		XXX	$XXX	CA	11/XX/2017	9/XX/2017	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/1994	Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX. VVOE not provided in File.	SELLER - GENERAL COMMENT (2023/XX/18): Agree. REVIEWER - GENERAL COMMENT (2023/XX/22): Rebuttal comment indicates client agrees with finding. Finding remains open.									2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/10/XX/2017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2017 are underdisclosed. (Final/11/XX/2017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7507)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet not provided in File.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of Appraisal Acknowledgement not provided in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Right to receive copy of appraisal was not provided within 3 business days prior to consummation.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Initial 1003 document missing from File.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2017 are under disclosed.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  $XXX cure was provided at closing..
																																								REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application. REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003. REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003. REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided At Closing	GENERAL COMMENT (2023/XX/18): Agree.			-
917020599	XXX	XXX		XXX	$XXX	CA	1/XX/2019	12/XX/2018	Investment	Refinance Rate/Term	N/A	2	B	B	B	B
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of  is less than Guideline representative FICO score of 700.
[3] Income Documentation - Income Docs Missing:: Borrower: XXX Child Support Order
[3] Income Documentation - Income documentation requirements not met.
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement
[3] Income Documentation - REO Documents are missing.: Address: XXX, FL Statement
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/1995
[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 03/XX/2019, Note Date 01/XX/2019

Account numbers on the borrower's bank statements have been redacted. Per guidelines, the documents may not contain any alteration, erasure, white-out, or portions have been blacked-out.
No credit report is provided.
Guidelines require a copy of the court order or recorded agreement to document child support income. The borrower's attorney provided a letter of explanation in lieu of the order, which is not acceptable.
Failure due to missing credit report.
Child support verification is missing from the loan file.
The verification of employment for wage income is not provided within 10 business days of the note date.

Mortgage statements for two financed REO properties are not provided.
Final 1003 is not provided
Mortgage Statement is not provided
Mortgage Statement is not provided
																														[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2019			2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2019) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure not provided					-
917020689	XXX	XXX		XXX	$XXX	CA	4/XX/2016	1/XX/2016	Primary	Refinance Cash-out - Other	ATR Fail	3	C	C	C	C						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2016 [3] Loan File - Missing Document: Hazard Insurance Policy not provided	File does not contain documentation from lender/seller confirming the condo is warrantable. File is missing Blanket Policy for Subject HOI.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2016 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/04/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2016)

Federal Compliance - Check Loan Designation Match - ATR: File is missing YTD Balance Sheet for XXX and YTD Balance Sheet and Third Party Verification for XXX.
Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: File is missing YTD Balance Sheet and Third Party Verification for XXX.
Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Qualification Method of Greater of the fully indexed rate or the note rate + 2.0% per guidelines.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Loan Terms: Final Closing Disclosure provided on 04/XX/2016 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Earlier receipt was not provided.

REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Calif Secretary of State License verification for XXX uploaded under Self Employed Income .  Third Party Verif for XXX not located
REVIEWER - GENERAL COMMENT (2023/XX/22): Rebuttal comment indicates agreement that Third Party Verification for the borrower's consulting business is missing.  Finding remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Balance sheets not required for sevices related businesses i.e consulting since no product is being sold and no inventory maintained
REVIEWER - GENERAL COMMENT (2023/XX/22): A balance sheet is a required document. Additionally, rebuttal comments under a related finding indicate agreement that Third Party Verification is missing for the consulting business.  Finding remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
REVIEWER - GENERAL COMMENT (2023/XX/13): Reviewed the one trailing doc sent in and it is not ATR related. Finding remains open.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.

GENERAL COMMENT (2023/XX/18): Balance sheets not required for sevices related businesses i.e consulting since no product is being sold and no inventory maintained

GENERAL COMMENT (2023/XX/18): Calif Secretary of State License verification for XXX uploaded under Self Employed Income .  Third Party Verif for XXX not located

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
																																												TILA ATR/QM
917020812	XXX	XXX		XXX	$XXX	CA	11/XX/2017	10/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

Federal Compliance - CHARM Booklet Disclosure Status: Missing CHARM Booklet Disclosure
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: As per guideline select Qualifying Method of "Greater of the fully indexed rate at the fully amortized payment or the note rate at fully amortized payment".
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender initial signed/dated 1003 is missing
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Missing  Initial Escrow Account Disclosure
																																												-
917020667	XXX	XXX		XXX	$XXX	CA	2/XX/2016	11/XX/2015	Second Home	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2016	Please Provide documentation from lender/seller that confirming Subject Project is warrantable Condo project.										2	B	B	B	B
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 02/XX/2016 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/02/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2016 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/02/XX/2016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations not provided to borrower.  Please provide list of 10 counseling agencies reflecting date list was obtained.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable Payment Table indicates maximum payment at 157th payment; however, page 1 of final CD reflects maximum payment beginning at the 145th month of the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Adjustable Payment Table indicates maximum payment at 157th payment; however, page 1 of final CD reflects maximum payment beginning at the 145th month of the loan.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee not disclosed on Loan Estimate but was disclosed as $XXX on the final CD. File does not a  valid COC for this fee.
																																												-
917020860	XXX	XXX		XXX	$XXX	CA	2/XX/2021	12/XX/2020	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 02/XX/2021	File is missing the required full interior/exterior appraisal report. File only contains a 2055 drive by (exterior only) report.										2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Document containing the list of 10 counseling agencies and date the list was obtained is missing from the loan file. Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Per the title commitment, the prior lender being refinanced, as well as the mortgage statement showing the current servicer is the same as the new lender, the H-9 Right to Cancel form is required; however, the H-8 form was used.					-
917020255	XXX	XXX		XXX	$XXX	CA	6/XX/2016	3/XX/2016	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXX.	REVIEWER - GENERAL COMMENT (2023/XX/13): Hazard documentation not provided in upload. REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.									2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2016)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2016, prior to three (3) business days from transaction date of 06/XX/2016.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - ARM Disclosure Timing Test: ARM disclosure missing in file
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet missing in file
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of Appraisal Delivery within 3 days of closing is not in file.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Third party verification for borrower's self-employment income is missing in file.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed Initial 1003 is not in file.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Evidence of disbursement is not in file. Final Closing disclosure signed 6/XX/16, and PCCD validating disbursement and disbursement adjustment is not in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit report fee increased without a valid change of circumstance. Cure was not provided at closing.

REVIEWER - GENERAL COMMENT (2023/XX/13): ARM change information provided is for May XX, XXXX. Verification of ARM and CHARM disclosure delivery at origination (within 3 days of the application date) required, 2016 disclosure.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): ARM change information provided is for May 24, 2023. Verification of ARM and CHARM disclosure delivery at origination (within 3 days of the application date) required, 2016 disclosure.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): Evidence of appraisal delivery at least 3 days prior to closing not provided.
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.
BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
REVIEWER - GENERAL COMMENT (2023/XX/13): Third party verification for borrower's self-employment income was not provided in uploads.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): Signed Initial 1003 was not provided in uploads.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/13): Evidence of disbursement date was not provided in uploads.
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.
																																												-
917020698	XXX	XXX		XXX	$XXX	CA	5/XX/2016	3/XX/2016	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Balance Sheet is missing for co-borrower's self employed business. HOI coverage is insufficient by $XXX. No evidence of replacement cost estimate supporting current coverage amount.							[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2016	Appraiser License effective date is 11/XX/2016 and Appraisal report date is 4/XX/2016 which is after the report date.		2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2016 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/05/XX/2016)	Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing. Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: Subsequent Changes does not support terms of the loan.					-
917020247	XXX	XXX		XXX	$XXX	CA	2/XX/2020	1/XX/2020	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Provide evidence of Dwelling coverage sufficient to satisfy the loan amount or a replacement cost estimator reflecting replacement value meets Dwelling coverage amount.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2020, prior to three (3) business days from transaction date of 02/XX/2020.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 02/XX/2020 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/02/XX/2020)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2020)

Federal Compliance - CHARM Booklet Disclosure Timing: The Charm booklet not provided to borrower within 3 days of application.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Based on the Final CD signed at closing, the loan disbursed on 02/XX/2020, when it should have funded 02/XX/2020. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Provide post closing Closing Disclosure reflecting the Lender Contact information, and evidence it was sent to the borrower with a letter of explanation.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing Disclosure was not provided to Borrower at least three business days prior to closing.
																																								REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
917020771	XXX	XXX		XXX	$XXX	CA	2/XX/2018	5/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 4.11 is less than Guideline PITIA months reserves of 6.00. [3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 02/XX/2018; Disbursement Date: 02/XX/2018; Note Date: 02/XX/2018; Transaction Date: 02/XX/2018	Borrower has insufficient asset documentation to support the funds to close and reserves. The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7568)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided
																																												-
917020423	XXX	XXX		XXX	$XXX	CA	4/XX/2018	2/XX/2018	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in loan file .										2	B	B	B	B
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2018, prior to three (3) business days from transaction date of 04/XX/2018.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: The Notice of Right to Cancel has an expiration date of 4/XX/2018 which is the date of disbursement.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: The Notice of Right to Cancel was signed at closing 4/XX/2018 with an expiration date of 4/XX/2018 which is the date of disbursement.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
																																												-
917020815	XXX	XXX		XXX	$XXX	CA	12/XX/2017	10/XX/2017	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
																																							Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure was provided to the borrower. Credit Report Fee. Fee Amount of $XXX.					-
917020348	XXX	XXX		XXX	$XXX	CA	5/XX/2017	3/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2017 [3] Income Documentation - Income Docs Missing:: Borrower: XXX W-2 (2016) [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2015	E-sign Consent Agreement is missing. Missing documentation from lender/seller confirming the condo is warrantable W-2 for the year 2016 missing for the employer 'XXX.' Provide VVOE within 10 business days of the Note date for borrower XXX from employer XXX.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 05/XX/2017 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/05/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2017 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/05/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2017 did not disclose the term "only interest" for loan containing an interest only payment. (ProjSeq:1/2166273)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure missing in file
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Final Closing Disclosure provided on 05/XX/2017 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Final Closing Disclosure provided on 05/XX/2017 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: Projected Payments: Final Closing Disclosure provided on 05/XX/2017 did not disclose the term "only interest" for loan containing an interest only payment.
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917020524	XXX	XXX		XXX	$XXX	CA	9/XX/2014	7/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Lender to provide verbal verification of employment dated within 10 business days of note date from borrowers employer XXX. HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception. SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception REVIEWER - GENERAL COMMENT (2023/XX/21): Reviewed all documentation in the file. The file does not contain the referenced verifications. Condition remains. SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.									2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2014, GFE Date: 07/XX/2014, GFE Date: 07/XX/2014 Changed Circumstance not provided for GFE dated 07/XX/2014 from GFE dated 06/XX/2014
Changed Circumstance not provided for GFE dated 07/XX/2014 from GFE dated 07/XX/2014
Changed Circumstance not provided for GFE dated 07/XX/2014 from GFE dated 07/XX/2014
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.

Federal Compliance - ARM Disclosure Status Test: The file is missing a copy of the ARM loan program disclosure.
Federal Compliance - CHARM Booklet Disclosure Status: The file is missing a copy of the Adjustable Rate Mortgages, Charm Booklet.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: No changed circumstance provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender to provide signed and dated initial 1003.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: The file is missing a copy fo the List of Homeownership Counseling Organizations.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: The file is missing a copy of the HUD Settlement Cost Booklet.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Final TIL does not match the earliest date on which the maximum rate may apply.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																									GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception			-
917020376	XXX	XXX		XXX	$XXX	CA	7/XX/2017	6/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 07/XX/2017 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/07/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2017 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/07/XX/2017)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Closing Disclosure provided on 07/XX/2017 disclosed a Maximum Payment term of 121 months; calculated maximum payment term is 109.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on 07/XX/2017 disclosed a Max Payment Term of 11 years; calculated Max Payment Term is 10 years.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated 7/XX/2021 received by Borrower on 7/XX/2017 past 7/XX/2017 (7/XX/2017 closing date less 3).  Closing Disclosure is not signed by Borrower.
																																								REVIEWER - GENERAL COMMENT (2023/XX/30): Note indicates maximum interest rate could be attained by year 10. Page one of the final CD indicates maximum rate in year 11. Please provide PCCD, LOE, reopening of RTC and proof of delivery to cure. REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided At Closing				-
917020626	XXX	XXX		XXX	$XXX	CA	6/XX/2019	5/XX/2019	Second Home	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2019). (Final/06/XX/2019)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
																																							Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge is under disclosed by $XXX. Unable to determine the cause for the under disclosure due to missing the final fully executed itemization of amount financed. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% Tolerance total is in excess of $XXX. No Cure was Provided.					-
917020222	XXX	XXX		XXX	$XXX	CA	4/XX/2014	2/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2014 Changed Circumstance not provided for GFE dated 04/XX/2014 from GFE dated 02/XX/2014
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

Federal Compliance - CHARM Booklet Disclosure Status: Disclosure is not in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt 3 days prior to closing is not in file.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Change of circumstance is not in file
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure is not in file.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Lender used the first business available after the grace period on top of the due date for the date payment due.
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917020665	XXX	XXX		XXX	$XXX	CA	11/XX/2015	10/XX/2015	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[2] General - Incomplete Document: 1003 Initial - Lender's is incomplete	Please provide the complete and signed initial 1003 with LO signature and date.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2015)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2015)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)

Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Please provide initial escrow account disclosure statement
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																																												-
917020205	XXX	XXX		XXX	$XXX	CA	9/XX/2019	7/XX/2019	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage amount not provided										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2019,  Most Recent Tax Return end date XX/XX/XXXX, Tax Return Due Date 04/XX/2019. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 08/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
																																							Federal Compliance - Self-Employed Tax Return Recency - ATR: Most recent k-1 is missing Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Initial closing disclosure not signed by borrower					-
917020673	XXX	XXX		XXX	$XXX	CA	3/XX/2016	12/XX/2015	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX	E-sign Consent Agreement is missing. Fraud report is missing. Fraud report is missing in file.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2015)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal delivery to borrower was not provided.					-
917020593	XXX	XXX		XXX	$XXX	CA	9/XX/2018	8/XX/2018	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Miscellaneous - Credit Exception:	Borrower has a 1X90 in the last 12 months. Lender granted exception with the following compensating factors: LTV and liquidity.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 09/XX/2018 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/09/XX/2018)
																																							Federal Compliance - ARM Disclosure Timing Test: Disclosure is not in file. Federal Compliance - CHARM Booklet Disclosure Status: Disclosure is not in file. Application / Processing - Missing Document: Missing Lender's Initial 1003: Borrower's Signed Initial 1003 is not in file. Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: Final CD page 4 has a subsequent change every 1 year starting in month 61.					-